Annual Total Returns [BarChart] - Brighthouse Asset Allocation 80 Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(3.55%)
Annual Return 2012	15.82%
Annual Return 2013	24.51%
Annual Return 2014	5.53%
Annual Return 2015	(1.50%)
Annual Return 2016	8.43%
Annual Return 2017	19.44%
Annual Return 2018	(7.91%)
Annual Return 2019	24.04%
Annual Return 2020	17.01%